Revenue from Contracts with Customers (Details) - Schedule of Sales Revenue - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Sales Revenue [Abstract]
Retail sales, net of sales returns and rebates		$ 20,176,915	$ 19,725,311	$ 16,048,995
Sale of real estate project inventories	[1]	49,396	28,765	56,761
Total retail sales		$ 20,226,311	$ 19,754,076	$ 16,105,756

[1]	As of December 31, 2023, it corresponds to the sale of the inventory of the Galería la 33 real estate project for $29,208, the Carulla Calle 100 real estate project for $18,000 and 20.43% of La Secreta land for $2,188. As of December 31, 2022, it corresponds to the sale of a percentage of the inventory of the Montevideo real estate project for $26,260 and the sale of a percentage of the La Secreta land for $2,505. As of December 31, 2021, it corresponds to the sale of a percentage of the inventory of the Montevideo real estate project for $56,306 and the sale of a percentage of the La Secreta land for $455.